STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 28, 2017
Stock Options
Transactions During Fiscal 2017
Transactions during fiscal 2017 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 29, 2016	1,217	$39.12
Granted	546	53.10
Exercised	(225)	24.98
Forfeited or canceled	(162)	52.01
Options outstanding at June 28, 2017	1,376	$45.46	5.0	$4,014
Options exercisable at June 28, 2017	652	$37.82	3.1	$4,014

Restricted Share Award
Transactions During Fiscal 2017
Transactions during fiscal 2017 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Grant Date Fair Value Per Award
Restricted share awards outstanding at June 29, 2016	998	$42.68
Granted	262	53.11
Vested	(303)	39.55
Forfeited	(143)	47.71
Restricted share awards outstanding at June 28, 2017	814	$46.32